Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings (Loss) Per Share	Earnings (Loss) Per ShareFounders Preferred Stock, Series A and Series X Preferred Stock, and unvested Restricted Stock Awards (“RSA”) are participating securities in periods of income, as the Founders Preferred Stock, Series A and Series X Preferred Stock, and unvested RSAs participate in undistributed earnings on an as-if-converted or as-vested basis. However, the Founders Preferred Stock, Series A and Series X Preferred Stock, and unvested RSAs do not share in losses. The Company computes earnings per share of Common Stock using the two-class method required for participating securities and does not apply the two-class method in periods of net loss. Earnings per share calculations for all periods prior to the Business Combination have been retrospectively restated to the equivalent number of shares reflecting the exchange ratio established in the reverse capitalization. Subsequent to the Business Combination, earnings per share was calculated based on weighted average number of shares of common stock then outstanding.
The following table sets forth the computation of basic and diluted loss for the years ended December 31, 2020 and 2019 as follows: (in thousands, except for share and per share amounts):

	December 31,
	2020	2019
Numerator:
Net loss	$(362,298)	$(94,718)
Deemed dividend attributable to BCF accretion	(6,757)	(5,282)
Net loss attributable to common shareholders	$(369,055)	$(100,000)
Denominator:
Weighted average Common shares outstanding- Basic	145,096,996	118,835,912
Dilutive effect of potential common shares	—	—
Weighted average Common shares outstanding- Diluted	145,096,996	118,835,912
Net loss per shares attributable to Common shareholders- Basic and Diluted	$(2.54)	$(0.84)
The following table presents the potential shares of Common Stock outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been antidilutive:

	December 31,
	2020	2019
Warrants	24,089,255	971,626
Stock Options	16,188,071	4,988,077
Restricted Stock	1,815,891	6,273,719
Series A Convertible Preferred Stock	—	94,818,151
Founders Preferred Stock	—	26,206,837
Earn-out Shares	25,818,744	—
Total	67,911,961	133,258,410